Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2021
Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans
The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2019, 2020 and 2021:

	2019	2020	2021
	(in millions of yen)
Service cost-benefits earned during the fiscal year	43,698	45,697	39,672
Interest costs on projected benefit obligations	6,933	5,590	5,790
Expected return on plan assets	(38,518)	(40,551)	(41,887)
Amortization of prior service cost (benefits)	152	121	(2,378)
Amortization of net actuarial loss (gain)	(7,886)	(5,873)	1,671
Special termination benefits	2,929	9,793	9,569
Loss (gain) on settlement	—	—	(3,945)

Net periodic benefit cost	7,308	14,777	8,492

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2020 and 2021 are summarized as follows:

	2020	2021
	(in millions of yen)
Net actuarial gain (loss)	(169,963)	395,028
Amortization of net actuarial loss (gain)	(5,873)	1,671
Settlement loss (gain) of net actuarial loss (gain)	—	(3,945)
Prior service benefits (cost)	(2,734)	74,160
Amortization of prior service cost (benefits)	121	(2,378)

Total recognized in other comprehensive income (loss) before-tax	(178,449)	464,536

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2019	2020	2021
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.34%	0.37%	0.38%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80%
Interest credit rates	4.97%	4.95%	4.38%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.43%	0.34%	0.37%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80-4.80%
Expected rates of return on plan assets	1.60%	1.68%	1.79%
Interest credit rates	5.01%	4.97%	4.95%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2020 and 2021 for the plans of MHFG and its subsidiaries:

	2020	2021
	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,590,818	1,571,296
Service cost	45,697	39,672
Interest cost	5,590	5,790
Plan participants’ contributions	1,200	1,131
Amendments (1)	2,734	(74,160)
Actuarial loss (gain)	4,507	(6,938)
Foreign exchange translation	(5,605)	2,971
Benefits paid	(52,902)	(52,930)
Lump-sum payments	(20,743)	(27,357)
Settlement (2)	—	(21,632)

Benefit obligations at end of fiscal year	1,571,296	1,437,843

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,413,556	2,252,624
Actual return (negative return) on plan assets	(125,549)	395,555
Foreign exchange translation	(4,268)	3,570
Partial withdrawal of assets from employee retirement benefits trusts (3)	—	(188,299)
Employer contributions	20,587	24,939
Plan participants’ contributions	1,200	1,131
Benefits paid	(52,902)	(52,930)
Settlement (2)	—	(23,845)

Fair value of plan assets at end of fiscal year	2,252,624	2,412,745

Funded status	681,328	974,902

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	711,981	999,962
Accrued pension liability	(30,653)	(25,060)

Net amount recognized	681,328	974,902

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(3,914)	67,856
Net actuarial gain (loss)	86,200	478,966

Net amount recognized	82,286	546,822

Notes:
(1)
The amount of ¥74,160 million for March 31, 2021 includes ¥73,998 million of prior service benefits recognized during the six months ended September 30, 2020 related to an amendment to the defined benefit pension plans at MHFG and certain domestic subsidiaries. In September 2020, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit pension plans that was effective as of October 1, 2020. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date.

(2)
The amount of ¥21,632 million and ¥23,845 million of settlement for March 31, 2021 resulted from partial transition from the defined benefit pension plans to the defined contribution pension plans, which occurred during the second half of the fiscal year ended March 31, 2021 at MHFG and certain domestic subsidiaries. This partial transition constitutes a settlement under ASC 715 and any gain or loss is required to be recognized in the consolidated results of operations once settlement criteria are met. The settlement criteria were met during the second half of the fiscal year ended March 31, 2021.

(3)
During the fiscal year ended March 31, 2021, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2021. No gains or losses have been recognized as a result of this transaction.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2020 and 2021:

	2020	2021
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	63,619	49,110
Fair value of plan assets	32,966	24,050
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	63,619	49,110
Fair value of plan assets	32,966	24,050

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts
MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2021 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	34.00%
Foreign equity securities	25.00%
Foreign debt securities	23.00%
General account of life insurance companies	11.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.

Fair Value of Plan Assets by Asset Category
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2020 and 2021, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value.”

	2020					2021
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,194		—	—	1,194	1,291		—	—	1,291
Pooled funds (2)	10		4	—	14	13		5	—	18
Japanese debt securities:
Government bonds	196		—	—	196	188		—	—	188
Pooled funds (2)	—		9	—	9	—		9	—	9
Other	—		23	—	23	—		23	—	23
Foreign equity securities:
Common stocks	101		—	—	101	157		—	—	157
Pooled funds (2)	—		4	—	4	—		6	—	6
Foreign debt securities:
Government bonds	188		7	—	195	180		7	—	187
Pooled funds (2)	—		11	—	11	—		12	—	12
Other	—		20	—	20	—		19	—	19
General account of life insurance companies (3)	—		111	—	111	—		115	—	115
Other	68	(4)	1	—	69	30	(4)	(13)	—	17
Plan assets measured at net asset value (5)					306					371

Total assets at fair value	1,757		190	—	2,253	1,859		183	—	2,413

Notes:
(1)
This class represents equity securities held in the employee retirement benefit trusts of ¥1,194 billion and ¥1,291 billion carried at fair value at March 31, 2020 and 2021, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)
In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Forecasted Benefit Payments Including Effect of Expected Future Service
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2022	75,362
2023	75,138
2024	75,453
2025	75,230
2026	76,548
2027-2031	350,793